Fair Value Measurements (Details) - Schedule of fair value of the Company’s Level 3 liabilities - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Promissory Notes and Embedded Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of the Company’s Level 3 liabilities [Line Items]
Balance at the beginning of period	$ 89,663	$ 62,581
Reclassification of liability classified warrants to equity
Issuance of convertible promissory notes/Warrants		500
Recognition of warrants and unvested founder shares liabilities assumed upon Merger
Change in fair value	(48,271)	26,909
Conversion of warrant liabilities and convertible promissory notes	(41,392)
Balance at the end of period		89,990
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of fair value of the Company’s Level 3 liabilities [Line Items]
Balance at the beginning of period	4,149	1,434
Reclassification of liability classified warrants to equity	(830)
Issuance of convertible promissory notes/Warrants	843
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	9,388
Change in fair value	(11,188)	2,768
Conversion of warrant liabilities and convertible promissory notes
Balance at the end of period	2,362	4,202
Unvested Founder Shares Liability [Member]
Fair Value Measurements (Details) - Schedule of fair value of the Company’s Level 3 liabilities [Line Items]
Balance at the beginning of period
Reclassification of liability classified warrants to equity
Issuance of convertible promissory notes/Warrants
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	1,588
Change in fair value	(1,160)
Conversion of warrant liabilities and convertible promissory notes
Balance at the end of period	$ 428